Earnings per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per Common Share

Note 3:   Earnings per Common Share

The Company entered into a securities purchase agreement with Castle Creek Capital Partners VII, L.P. on May 8, 2019, pursuant to which the Company sold: (i) 37,700 shares of the Company’s common stock, par value $0.01 per share, at a purchase price of $14.25 per share; (ii) 1,155,283 shares of a new series of preferred stock, Series B convertible perpetual preferred stock, par value $0.01 per share, at a purchase price of $14.25 per share; and (iii) a warrant, with an approximate fair value of $373,000, to purchase 125,000 shares of common stock of the Company at an exercise price equal to $14.25 per share, in a private placement transaction (the “Private Placement”) for gross proceeds of approximately $17.0 million.  As a result of the securities purchase agreement, the Company has common stock, preferred stock and a warrant that are all eligible to participate in dividends equal to the common stock dividends on a per share basis. Securities that participate in dividends, such as the Company’s preferred stock and warrant, are considered “participating securities.”  The Company calculates net income available to common shareholders using the two-class method required for capital structures that include participating securities.

In applying the two-class method, basic net income per share was calculated by dividing net income (less any dividends on participating securities) by the weighted average number of shares of common stock and participating securities outstanding for the period. Diluted earnings per share may include the additional effect of other securities, if dilutive, in which case the dilutive effect of such securities is calculated by applying either the two-class method or the Treasury Stock method to the assumed exercise or vesting of potentially dilutive common shares.  The method yielding the more dilutive result is ultimately reported for the applicable period. Potentially dilutive common stock equivalents primarily consist of employee stock options and restricted stock units. Unallocated common shares held by the ESOP are not included in the weighted average number of common shares outstanding for purposes of calculating earnings per common share until they are committed to be released to plan participants.

Anti-dilutive shares are common stock equivalents with average exercise prices in excess of the weighted average market price for the period presented.  Anti-dilutive stock options, not included in the computation below, were 256,145 for the three months ended June 30, 2020 and 128,073 for the six months ended June 30, 2020 and were -0- for the three and six months ended June 30, 2019.

The following table sets forth the calculation of basic and diluted earnings per share.

	Three months ended		Six months ended
	June 30,		June 30,
(In thousands, except per share data)	2020	2019	2020	2019
Net income attributable to Pathfinder Bancorp, Inc.	$1,841	$607	$3,531	$1,121
Convertible preferred stock dividends	69	69	138	69
Warrant dividends	7	8	15	8
Undistributed earnings allocated to participating securities	322	38	612	41
Net income available to common shareholders	$1,443	$492	$2,766	$1,003

Basic weighted average common shares outstanding	4,639	4,443	4,623	4,344
Effect of assumed exercise of stock options and unvested restricted stock units	-	-	-	-
Diluted weighted average common shares outstanding	4,639	4,443	4,623	4,344

Basic earnings per common share	$0.31	$0.11	$0.60	$0.23
Diluted earnings per common share	$0.31	$0.11	$0.60	$0.23

NOTE 3:  EARNINGS PER SHARE

The Company entered into a securities purchase agreement with Castle Creek Capital Partners VII, L.P. on May 8, 2019, pursuant to which the Company sold: (i) 37,700 shares of the Company’s common stock, par value $0.01 per share, at a purchase price of $14.25 per share; (ii) 1,155,283 shares of a new series of preferred stock, Series B convertible perpetual preferred stock, par value $0.01 per share, at a purchase price of $14.25 per share; and (iii) a warrant, with an approximate fair value of $373,000, to purchase 125,000 shares of common stock at an exercise price equal to $14.25 per share, in a Private Placement transaction for gross proceeds of approximately $17.0 million.  As a result of the securities purchase agreement, the Company has common stock, preferred stock and a warrant that are all eligible to participate in dividends equal to the common stock dividends on a per share basis. Securities that participate in dividends, such as the Company’s preferred stock and warrant, are considered “participating securities.”  The Company calculates net income available to common shareholders using the two-class method required for capital structures that include participating securities.

In applying the two-class method for the year ended December 31, 2019, basic net income per share was calculated by dividing net income (less any dividends on participating securities) by the weighted average number of shares of common stock and participating securities outstanding for the period. Diluted earnings per share may include the additional effect of other securities, if dilutive, in which case the dilutive effect of such securities is calculated by applying either the two-class method or the Treasury Stock method to the assumed exercise or vesting of potentially dilutive common shares.  The method yielding the more dilutive result is ultimately reported for the applicable period. Potentially dilutive common stock equivalents primarily consist of employee stock options and restricted stock units. Unallocated common shares held by the ESOP are not included in the weighted average number of common shares outstanding for purposes of calculating earnings per common share until they are committed to be released to plan participants.

Basic earnings per share for the year ended December 31, 2018 was calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period.  Net income available to common shareholders is net income to Pathfinder Bancorp, Inc. less the total of preferred dividends declared, if any.  Diluted earnings per share include the potential dilutive effect that could occur upon the assumed exercise of issued stock options using the Treasury Stock method.  Unallocated common shares held by the ESOP are not included in the weighted average number of common shares outstanding for purposes of calculating earnings per common share until they are committed to be released to plan participants.

Anti-dilutive shares are common stock equivalents with average exercise prices in excess of the weighted average market price for the period presented.  Anti-dilutive stock options, not included in the computation below, were -0- for the years ended 2019 and 2018.

The following table sets forth the calculation of basic and diluted earnings per share.

	Years ended
	December 31,
(In thousands, except per share data)	2019	2018
Net income attributable to Pathfinder Bancorp, Inc.	$4,276	$4,031
Convertible preferred stock dividends	208	-
Warrant dividends	23	-
Undistributed earnings allocated to participating securities	467	-
Net income available to common shareholders	$3,578	$4,031

Basic weighted average common shares outstanding	4,464	4,171
Effect of assumed exercise of stock options and unvested restricted stock units	-	95
Diluted weighted average common shares outstanding	4,464	4,266

Basic earnings per common share	$0.80	$0.97
Diluted earnings per common share	$0.80	$0.94